Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Disciplined Small Cap Portfolio
September 30, 2023
VDSC-NPRT3-1123
1.837324.117
Common Stocks - 96.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
Bandwidth, Inc. (a)	59,890	674,960
Lumen Technologies, Inc.	446,476	633,996
Ooma, Inc. (a)	50,285	654,208
		1,963,164
Entertainment - 0.6%
Lions Gate Entertainment Corp.:
Class A (a)(b)	72,662	616,174
Class B (a)	79,698	627,223
Madison Square Garden Entertainment Corp.	22,767	749,262
		1,992,659
Interactive Media & Services - 1.0%
TrueCar, Inc. (a)	134,139	277,668
Vimeo, Inc. (a)	234,263	829,291
Yelp, Inc. (a)	52,016	2,163,345
Zedge, Inc. (a)	11,195	24,517
Ziff Davis, Inc. (a)	2,901	184,765
		3,479,586
Media - 0.3%
TechTarget, Inc. (a)	5,141	156,081
TEGNA, Inc.	50,406	734,415
		890,496
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	44,446	813,806
TOTAL COMMUNICATION SERVICES		9,139,711
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.3%
American Axle & Manufacturing Holdings, Inc. (a)	27,470	199,432
Cooper-Standard Holding, Inc. (a)	24,721	331,756
Standard Motor Products, Inc.	884	29,720
Visteon Corp. (a)	3,090	426,636
		987,544
Automobiles - 0.6%
Winnebago Industries, Inc.	32,235	1,916,371
Broadline Retail - 0.7%
ContextLogic, Inc. (a)(b)	164,860	727,033
Dillard's, Inc. Class A (b)	4,483	1,483,021
		2,210,054
Diversified Consumer Services - 1.0%
2U, Inc. (a)	129,390	319,593
Coursera, Inc. (a)	50,957	952,386
Duolingo, Inc. (a)	7,775	1,289,639
Frontdoor, Inc. (a)	29,041	888,364
		3,449,982
Hotels, Restaurants & Leisure - 1.7%
Carrols Restaurant Group, Inc. (a)	69,557	458,381
Dine Brands Global, Inc.	3,560	176,042
Everi Holdings, Inc. (a)	50,397	666,248
International Game Technology PLC	49,080	1,488,106
Red Robin Gourmet Burgers, Inc. (a)(b)	35,700	287,028
Sabre Corp. (a)	238,415	1,070,483
Texas Roadhouse, Inc. Class A	2,200	211,420
Wingstop, Inc.	8,139	1,463,718
		5,821,426
Household Durables - 2.9%
Cavco Industries, Inc. (a)	3,148	836,298
Ethan Allen Interiors, Inc.	425	12,708
Flexsteel Industries, Inc.	11,896	246,961
Green Brick Partners, Inc. (a)	19,473	808,324
Helen of Troy Ltd. (a)	4,234	493,515
Installed Building Products, Inc.	15,771	1,969,640
KB Home	9,358	433,088
M.D.C. Holdings, Inc.	16,679	687,675
M/I Homes, Inc. (a)	21,556	1,811,566
Meritage Homes Corp.	4,077	498,984
Taylor Morrison Home Corp. (a)	22,965	978,539
TRI Pointe Homes, Inc. (a)	27,135	742,142
		9,519,440
Leisure Products - 0.1%
Johnson Outdoors, Inc. Class A	2,341	128,029
Nautilus, Inc. (a)	55,684	47,337
Sturm, Ruger & Co., Inc.	1,400	72,968
		248,334
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	22,180	1,250,287
Asbury Automotive Group, Inc. (a)	3,625	834,004
CarParts.com, Inc. (a)	125,272	516,121
Carvana Co. Class A (a)	8,272	347,259
Group 1 Automotive, Inc.	3,495	939,141
Murphy U.S.A., Inc.	5,177	1,769,136
National Vision Holdings, Inc. (a)	74,458	1,204,730
Sally Beauty Holdings, Inc. (a)	37,782	316,613
Sonic Automotive, Inc. Class A (sub. vtg.)	21,424	1,023,210
Stitch Fix, Inc. (a)	55,803	192,520
The Container Store Group, Inc. (a)	40,087	90,196
The ODP Corp. (a)	34,142	1,575,653
Urban Outfitters, Inc. (a)	20,503	670,243
Winmark Corp.	300	111,939
		10,841,052
Textiles, Apparel & Luxury Goods - 0.1%
Figs, Inc. Class A (a)(b)	11,164	65,868
Lakeland Industries, Inc. (b)	15,415	232,304
Rocky Brands, Inc.	4,032	59,270
		357,442
TOTAL CONSUMER DISCRETIONARY		35,351,645
CONSUMER STAPLES - 2.0%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	3,186	2,027,316
Primo Water Corp.	118,018	1,628,648
		3,655,964
Consumer Staples Distribution & Retail - 0.3%
Andersons, Inc.	3,280	168,953
Ingles Markets, Inc. Class A	8,821	664,486
Natural Grocers by Vitamin Cottage, Inc.	12,027	155,269
PriceSmart, Inc.	1,211	90,135
		1,078,843
Food Products - 0.2%
Calavo Growers, Inc.	8,112	204,666
Fresh Del Monte Produce, Inc.	10,296	266,049
Hostess Brands, Inc. Class A (a)	9,222	307,185
		777,900
Personal Care Products - 0.3%
elf Beauty, Inc. (a)	3,682	404,394
Herbalife Ltd. (a)	6,014	84,136
Nu Skin Enterprises, Inc. Class A	20,660	438,199
		926,729
Tobacco - 0.1%
Turning Point Brands, Inc.	12,409	286,524
TOTAL CONSUMER STAPLES		6,725,960
ENERGY - 8.1%
Energy Equipment & Services - 2.7%
Archrock, Inc.	14,043	176,942
Borr Drilling Ltd. (a)	19,438	138,010
Bristow Group, Inc. (a)	12,449	350,688
Championx Corp.	5,349	190,531
Diamond Offshore Drilling, Inc. (a)	7,465	109,586
DMC Global, Inc. (a)	4,408	107,864
Helix Energy Solutions Group, Inc. (a)	89,747	1,002,474
Helmerich & Payne, Inc.	3,975	167,586
Nabors Industries Ltd. (a)	5,655	696,357
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	86,877
Oceaneering International, Inc. (a)	50,810	1,306,833
Oil States International, Inc. (a)	28,390	237,624
Patterson-UTI Energy, Inc.	20,061	277,644
Tidewater, Inc. (a)	28,414	2,019,383
U.S. Silica Holdings, Inc. (a)	23,244	326,346
Weatherford International PLC (a)	19,799	1,788,444
		8,983,189
Oil, Gas & Consumable Fuels - 5.4%
Ardmore Shipping Corp.	25,245	328,437
Callon Petroleum Co. (a)	31,580	1,235,410
Civitas Resources, Inc.	23,123	1,869,957
CONSOL Energy, Inc.	2,499	262,170
CVR Energy, Inc. (b)	53,266	1,812,642
Delek U.S. Holdings, Inc.	40,408	1,147,991
Denbury, Inc. (a)	3,489	341,957
DHT Holdings, Inc.	14,057	144,787
Equitrans Midstream Corp.	49,974	468,256
Frontline PLC (NY Shares)	5,997	112,624
Magnolia Oil & Gas Corp. Class A	39,536	905,770
Matador Resources Co.	44,400	2,640,912
Murphy Oil Corp.	57,770	2,619,870
Par Pacific Holdings, Inc. (a)	17,444	626,937
PBF Energy, Inc. Class A	20,377	1,090,781
Permian Resource Corp. Class A (b)	52,861	737,940
Scorpio Tankers, Inc.	9,757	528,049
SM Energy Co.	4,254	168,671
Teekay Tankers Ltd.	11,288	469,919
Vitesse Energy, Inc. (b)	18,625	426,326
W&T Offshore, Inc. (a)(b)	40,214	176,137
		18,115,543
TOTAL ENERGY		27,098,732
FINANCIALS - 15.1%
Banks - 7.1%
1st Source Corp.	8,932	375,948
Ameris Bancorp	16,026	615,238
Atlantic Union Bankshares Corp.	34,361	988,910
Axos Financial, Inc. (a)	22,935	868,319
BancFirst Corp.	21,973	1,905,718
Bancorp, Inc., Delaware (a)	8,262	285,039
Bank of Hawaii Corp.	17,317	860,482
Banner Corp.	10,473	443,846
Berkshire Hills Bancorp, Inc.	27,017	541,691
Byline Bancorp, Inc.	3,341	65,851
Cadence Bank	83,467	1,771,170
Capital City Bank Group, Inc.	1,334	39,793
Cathay General Bancorp	5,789	201,226
Central Pacific Financial Corp.	13,803	230,234
City Holding Co.	1,096	99,024
Community Trust Bancorp, Inc.	5,717	195,864
CVB Financial Corp.	22,638	375,112
Financial Institutions, Inc.	12,223	205,713
First Bancorp, Puerto Rico	86,943	1,170,253
First Busey Corp.	26,191	503,391
First Commonwealth Financial Corp.	41,195	502,991
First Financial Bankshares, Inc.	44,680	1,122,362
Fulton Financial Corp.	9,679	117,213
Great Southern Bancorp, Inc.	16,726	801,510
Heartland Financial U.S.A., Inc.	5,296	155,861
Lakeland Financial Corp.	27,546	1,307,333
Mercantile Bank Corp.	1,897	58,636
Midland States Bancorp, Inc.	6,148	126,280
NBT Bancorp, Inc.	19,353	613,297
Northwest Bancshares, Inc.	14,058	143,813
OFG Bancorp	20,679	617,475
Peapack-Gladstone Financial Corp.	8,641	221,642
Preferred Bank, Los Angeles	6,310	392,798
Provident Financial Services, Inc.	35,773	546,969
Renasant Corp.	36,619	959,052
Sierra Bancorp	11,332	214,855
Simmons First National Corp. Class A	24,543	416,249
Stellar Bancorp, Inc.	19,139	408,043
Tompkins Financial Corp.	3,384	165,782
UMB Financial Corp.	6,222	386,075
Univest Corp. of Pennsylvania	10,256	178,249
WaFd, Inc.	44,931	1,151,132
WesBanco, Inc.	21,830	533,089
Westamerica Bancorp.	14,045	607,446
		23,490,974
Capital Markets - 3.1%
Assetmark Financial Holdings, Inc. (a)	39,772	997,482
BGC Group, Inc. Class A	219,772	1,160,396
Federated Hermes, Inc.	50,528	1,711,383
Open Lending Corp. (a)	28,418	208,020
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,734	143,050
Stifel Financial Corp.	28,264	1,736,540
StoneX Group, Inc. (a)	18,079	1,752,217
Virtus Investment Partners, Inc.	8,903	1,798,317
WisdomTree Investments, Inc.	97,138	679,966
		10,187,371
Consumer Finance - 0.8%
Bread Financial Holdings, Inc.	10,257	350,789
EZCORP, Inc. (non-vtg.) Class A (a)(b)	10,375	85,594
LendingTree, Inc. (a)	15,935	246,993
PRA Group, Inc. (a)	28,093	539,667
PROG Holdings, Inc. (a)	37,609	1,248,995
Regional Management Corp.	9,008	249,341
		2,721,379
Financial Services - 1.5%
Compass Diversified Holdings	17,809	334,275
Essent Group Ltd.	12,037	569,230
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	9,765	1,506,740
i3 Verticals, Inc. Class A (a)	6,728	142,230
Marqeta, Inc. Class A (a)	87,252	521,767
NMI Holdings, Inc. (a)	28,335	767,595
Paysafe Ltd. (a)(b)	41,015	491,770
StoneCo Ltd. Class A (a)	39,868	425,392
Waterstone Financial, Inc.	21,475	235,151
		4,994,150
Insurance - 1.9%
American Equity Investment Life Holding Co.	4,426	237,411
Amerisafe, Inc.	7,741	387,592
Employers Holdings, Inc.	15,149	605,203
Goosehead Insurance (a)	26,476	1,973,256
Kinsale Capital Group, Inc.	4,111	1,702,488
Oscar Health, Inc. (a)(b)	101,243	563,924
Selective Insurance Group, Inc.	1,218	125,661
Trupanion, Inc. (a)(b)	28,033	790,531
		6,386,066
Mortgage Real Estate Investment Trusts - 0.7%
Apollo Commercial Real Estate Finance, Inc.	31,105	315,094
Blackstone Mortgage Trust, Inc. (b)	17,053	370,903
BrightSpire Capital, Inc.	16,885	105,700
KKR Real Estate Finance Trust, Inc. (b)	83,501	991,157
Ladder Capital Corp. Class A	29,378	301,418
TPG RE Finance Trust, Inc.	49,922	335,975
		2,420,247
TOTAL FINANCIALS		50,200,187
HEALTH CARE - 13.8%
Biotechnology - 5.8%
2seventy bio, Inc. (a)(b)	29,744	116,596
Adaptimmune Therapeutics PLC sponsored ADR (a)	54,536	42,538
Adicet Bio, Inc. (a)	45,925	62,917
Adverum Biotechnologies, Inc. (a)	113,644	170,466
Affimed NV (a)	44,681	21,353
Agenus, Inc. (a)	164,642	186,045
Agios Pharmaceuticals, Inc. (a)	1,047	25,913
Akebia Therapeutics, Inc. (a)(b)	241,442	275,244
Akero Therapeutics, Inc. (a)	10,898	551,221
Alector, Inc. (a)	24,426	158,280
Alkermes PLC (a)	30,483	853,829
Allakos, Inc. (a)(b)	64,744	146,969
Allovir, Inc. (a)	42,827	92,078
Altimmune, Inc. (a)(b)	22,269	57,899
Amicus Therapeutics, Inc. (a)	54,380	661,261
Anika Therapeutics, Inc. (a)	4,450	82,904
Annexon, Inc. (a)	29,696	70,083
Arbutus Biopharma Corp. (a)(b)	57,393	116,508
Arcellx, Inc. (a)	3,623	129,993
Arcturus Therapeutics Holdings, Inc. (a)	12,935	330,489
Arcus Biosciences, Inc. (a)	8,468	152,001
Arcutis Biotherapeutics, Inc. (a)	22,367	118,769
Arrowhead Pharmaceuticals, Inc. (a)	10,877	292,265
Assembly Biosciences, Inc. (a)	48,169	42,630
Atara Biotherapeutics, Inc. (a)	78,579	116,297
Atreca, Inc. (a)(b)	38,927	10,160
Beam Therapeutics, Inc. (a)	3,351	80,592
BioCryst Pharmaceuticals, Inc. (a)	51,693	365,986
Biohaven Ltd.	15,934	414,443
bluebird bio, Inc. (a)(b)	62,647	190,447
Blueprint Medicines Corp. (a)	5,949	298,759
Bolt Biotherapeutics, Inc. (a)(b)	27,696	28,804
BridgeBio Pharma, Inc. (a)	14,837	391,252
C4 Therapeutics, Inc. (a)	41,293	76,805
CareDx, Inc. (a)	26,599	186,193
Carisma Therapeutics, Inc. (b)	8,292	35,075
Carisma Therapeutics, Inc. rights (a)(c)	165,842	2
Catalyst Pharmaceutical Partners, Inc. (a)	9,002	105,233
Celldex Therapeutics, Inc. (a)	1,866	51,352
Cogent Biosciences, Inc. (a)	16,358	159,491
Coherus BioSciences, Inc. (a)	40,702	152,225
Corbus Pharmaceuticals Holdings, Inc. (a)	1,376	9,274
Crinetics Pharmaceuticals, Inc. (a)	3,461	102,930
Cytokinetics, Inc. (a)	8,854	260,839
CytomX Therapeutics, Inc. (a)	58,459	75,412
Deciphera Pharmaceuticals, Inc. (a)	21,861	278,072
Denali Therapeutics, Inc. (a)	11,605	239,411
Design Therapeutics, Inc. (a)	25,200	59,472
Disc Medicine, Inc. (a)	3,200	150,336
Dynavax Technologies Corp. (a)(b)	4,990	73,702
Dyne Therapeutics, Inc. (a)	19,059	170,769
Eagle Pharmaceuticals, Inc. (a)	6,814	107,457
Editas Medicine, Inc. (a)(b)	31,473	245,489
Emergent BioSolutions, Inc. (a)	46,522	158,175
Enanta Pharmaceuticals, Inc. (a)	12,185	136,106
Fate Therapeutics, Inc. (a)(b)	65,499	138,858
FibroGen, Inc. (a)	99,250	85,643
Fortress Biotech, Inc. (a)(b)	29,605	8,594
Gritstone Bio, Inc. (a)	42,382	72,897
Halozyme Therapeutics, Inc. (a)	15,577	595,041
Heron Therapeutics, Inc. (a)(b)	98,251	101,199
Homology Medicines, Inc. (a)(b)	22,439	26,254
ImmunoGen, Inc. (a)	21,440	340,253
Immunovant, Inc. (a)	4,218	161,929
Insmed, Inc. (a)	27,232	687,608
Intellia Therapeutics, Inc. (a)	8,392	265,355
Intercept Pharmaceuticals, Inc. (a)(b)	18,911	350,610
Ironwood Pharmaceuticals, Inc. Class A (a)	4,120	39,676
Jounce Therapeutics, Inc. rights (a)(c)	67,389	1
Kalvista Pharmaceuticals, Inc. (a)	20,394	196,394
Karyopharm Therapeutics, Inc. (a)(b)	94,334	126,408
Kodiak Sciences, Inc. (a)	45,891	82,604
Krystal Biotech, Inc. (a)	1,543	178,988
Kura Oncology, Inc. (a)(b)	26,467	241,379
Macrogenics, Inc. (a)	29,160	135,886
Madrigal Pharmaceuticals, Inc. (a)	2,910	424,976
Mersana Therapeutics, Inc. (a)	157,192	199,634
MiMedx Group, Inc. (a)	40,965	298,635
Morphic Holding, Inc. (a)	1,329	30,447
Mustang Bio, Inc. (a)	2,545	5,217
Myriad Genetics, Inc. (a)	4,030	64,641
Nurix Therapeutics, Inc. (a)	17,134	134,673
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Organogenesis Holdings, Inc. Class A (a)	30,019	95,460
ORIC Pharmaceuticals, Inc. (a)(b)	45,240	273,702
Ovid Therapeutics, Inc. (a)	32,292	124,001
Passage Bio, Inc. (a)	21,054	13,854
Precigen, Inc. (a)	111,048	157,688
Protagonist Therapeutics, Inc. (a)	16,139	269,199
Prothena Corp. PLC (a)	1,607	77,538
PTC Therapeutics, Inc. (a)	14,779	331,197
Puma Biotechnology, Inc. (a)	22,568	59,354
RAPT Therapeutics, Inc. (a)	4,926	81,870
Recursion Pharmaceuticals, Inc. (a)	12,472	95,411
Revolution Medicines, Inc. (a)	8,668	239,930
Rigel Pharmaceuticals, Inc. (a)	67,503	72,903
Rocket Pharmaceuticals, Inc. (a)	17,393	356,383
Sana Biotechnology, Inc. (a)(b)	31,639	122,443
Sangamo Therapeutics, Inc. (a)	99,372	59,603
Selecta Biosciences, Inc. (a)(b)	46,724	49,527
Surface Oncology, Inc. rights (a)(c)	32,938	0
Sutro Biopharma, Inc. (a)	27,300	94,731
Syndax Pharmaceuticals, Inc. (a)	15,827	229,808
TG Therapeutics, Inc. (a)(b)	24,325	203,357
Travere Therapeutics, Inc. (a)	31,202	278,946
Vanda Pharmaceuticals, Inc. (a)	41,978	181,345
Vaxcyte, Inc. (a)	9,619	490,377
Vera Therapeutics, Inc. (a)	14,609	200,289
Veracyte, Inc. (a)(b)	3,655	81,616
Vericel Corp. (a)	1,803	60,437
Voyager Therapeutics, Inc. (a)	28,887	223,874
Xbiotech, Inc. (a)	7,080	29,170
Xencor, Inc. (a)	3,131	63,090
Y-mAbs Therapeutics, Inc. (a)	12,500	68,125
Zymeworks, Inc. (b)	9,000	57,060
		19,224,899
Health Care Equipment & Supplies - 3.8%
Accuray, Inc. (a)(b)	178,351	485,115
Artivion, Inc. (a)	28,676	434,728
Atricure, Inc. (a)	37,447	1,640,179
Avanos Medical, Inc. (a)	61,472	1,242,964
Cerus Corp. (a)	150,117	243,190
Embecta Corp.	3,403	51,215
Inari Medical, Inc. (a)	12,362	808,475
Integer Holdings Corp. (a)	1,976	154,978
IRadimed Corp.	3,035	134,663
Lantheus Holdings, Inc. (a)	32,538	2,260,740
LivaNova PLC (a)	5,779	305,594
Merit Medical Systems, Inc. (a)	21,489	1,483,171
Omnicell, Inc. (a)	32,803	1,477,447
SurModics, Inc. (a)	17,689	567,640
Tactile Systems Technology, Inc. (a)	16,152	226,936
Varex Imaging Corp. (a)	6,506	122,248
Zimvie, Inc. (a)	109,388	1,029,341
		12,668,624
Health Care Providers & Services - 2.1%
23andMe Holding Co. Class A (a)	302,271	295,530
Addus HomeCare Corp. (a)	4,671	397,922
AMN Healthcare Services, Inc. (a)	7,442	633,910
Guardant Health, Inc. (a)	19,008	563,397
National Healthcare Corp.	10,784	689,960
Option Care Health, Inc. (a)	73,133	2,365,853
Patterson Companies, Inc.	63,027	1,868,120
The Ensign Group, Inc.	2,881	267,731
		7,082,423
Health Care Technology - 0.5%
HealthStream, Inc.	27,444	592,242
Nextgen Healthcare, Inc. (a)	21,858	518,690
Phreesia, Inc. (a)	34,964	653,128
		1,764,060
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (a)	44,294	241,402
Codexis, Inc. (a)	29,133	55,061
Medpace Holdings, Inc. (a)	1,149	278,207
Nanostring Technologies, Inc. (a)(b)	42,707	73,456
OmniAb, Inc. (a)	14,533	75,426
Pacific Biosciences of California, Inc. (a)(b)	19,670	164,245
Quanterix Corp. (a)	2,674	72,572
		960,369
Pharmaceuticals - 1.3%
Amneal Pharmaceuticals, Inc. (a)	54,303	229,159
Amphastar Pharmaceuticals, Inc. (a)	9,107	418,831
Amylyx Pharmaceuticals, Inc. (a)	15,070	275,932
Arvinas Holding Co. LLC (a)	11,535	226,547
Atea Pharmaceuticals, Inc. (a)	21,416	64,248
Axsome Therapeutics, Inc. (a)	2,282	159,489
Cara Therapeutics, Inc. (a)	54,590	91,711
Corcept Therapeutics, Inc. (a)(b)	14,060	383,065
CymaBay Therapeutics, Inc. (a)	13,026	194,218
Esperion Therapeutics, Inc. (a)	75,500	73,990
Harrow, Inc. (a)(b)	6,300	90,531
Intra-Cellular Therapies, Inc. (a)	11,440	595,910
NGM Biopharmaceuticals, Inc. (a)	15,944	17,060
Ocular Therapeutix, Inc. (a)	24,096	75,661
Odonate, Inc. (a)(b)(c)	19	57,000
Pacira Biosciences, Inc. (a)	6,143	188,467
Prestige Brands Holdings, Inc. (a)	11,447	654,654
Relmada Therapeutics, Inc. (a)	29,525	88,575
Revance Therapeutics, Inc. (a)	2,227	25,544
Supernus Pharmaceuticals, Inc. (a)	1,473	40,611
Terns Pharmaceuticals, Inc. (a)	19,792	99,554
Ventyx Biosciences, Inc. (a)	2,258	78,420
WAVE Life Sciences (a)	22,804	131,123
		4,260,300
TOTAL HEALTH CARE		45,960,675
INDUSTRIALS - 18.4%
Aerospace & Defense - 0.8%
Astronics Corp. (a)	24,100	382,226
Park Aerospace Corp.	6,097	94,686
Parsons Corp. (a)	38,257	2,079,268
Rocket Lab U.S.A., Inc. Class A (a)(b)	38,131	167,014
Virgin Galactic Holdings, Inc. (a)(b)	51,733	93,119
		2,816,313
Air Freight & Logistics - 0.6%
Forward Air Corp.	28,540	1,961,840
Building Products - 2.2%
American Woodmark Corp. (a)	5,949	449,804
Apogee Enterprises, Inc.	27,134	1,277,469
Griffon Corp.	19,328	766,742
Janus International Group, Inc. (a)	114,798	1,228,339
Jeld-Wen Holding, Inc. (a)	30,056	401,548
PGT Innovations, Inc. (a)	43,690	1,212,398
Resideo Technologies, Inc. (a)	43,326	684,551
Simpson Manufacturing Co. Ltd.	1,400	209,734
UFP Industries, Inc.	9,661	989,286
		7,219,871
Commercial Services & Supplies - 2.0%
ACV Auctions, Inc. Class A (a)	44,912	681,764
Brady Corp. Class A	24,325	1,335,929
Cimpress PLC (a)	26,956	1,887,190
Interface, Inc.	37,413	367,022
Liquidity Services, Inc. (a)	2,800	49,336
Millerknoll, Inc.	32,161	786,336
The Brink's Co.	20,303	1,474,810
		6,582,387
Construction & Engineering - 1.6%
API Group Corp. (a)	9,652	250,276
Arcosa, Inc.	5,750	413,425
Comfort Systems U.S.A., Inc.	5,409	921,748
Dycom Industries, Inc. (a)	3,626	322,714
EMCOR Group, Inc.	8,644	1,818,611
Limbach Holdings, Inc. (a)	15,004	476,077
MYR Group, Inc. (a)	5,384	725,548
Sterling Construction Co., Inc. (a)	5,511	404,948
		5,333,347
Electrical Equipment - 3.0%
Atkore, Inc. (a)	15,810	2,358,694
Encore Wire Corp. (b)	3,582	653,572
EnerSys	23,198	2,196,155
Enovix Corp. (a)(b)	38,616	484,631
LSI Industries, Inc.	23,878	379,183
Nextracker, Inc. Class A	3,847	154,496
Powell Industries, Inc.	11,589	960,728
Preformed Line Products Co.	7,815	1,270,563
Regal Rexnord Corp.	1,520	217,178
Thermon Group Holdings, Inc. (a)	38,626	1,061,056
Vicor Corp. (a)	3,163	186,269
		9,922,525
Ground Transportation - 0.2%
Marten Transport Ltd.	36,135	712,221
TuSimple Holdings, Inc. (a)	59,160	92,290
		804,511
Machinery - 2.5%
Alamo Group, Inc.	3,768	651,336
Albany International Corp. Class A	4,538	391,539
Barnes Group, Inc.	3,156	107,209
EnPro Industries, Inc.	462	55,990
Federal Signal Corp.	4,300	256,839
Franklin Electric Co., Inc.	1,903	169,805
Gorman-Rupp Co.	3,702	121,796
Hurco Companies, Inc.	12,639	283,493
Hyster-Yale Materials Handling, Inc. Class A	13,964	622,515
Kadant, Inc.	630	142,097
L.B. Foster Co. Class A (a)	3,644	68,908
Mueller Industries, Inc.	2,059	154,754
Mueller Water Products, Inc. Class A	13,291	168,530
Proto Labs, Inc. (a)	9,065	239,316
SPX Technologies, Inc. (a)	17,441	1,419,697
Tennant Co.	6,463	479,231
Terex Corp.	6,070	349,753
Wabash National Corp.	17,139	361,976
Watts Water Technologies, Inc. Class A	13,362	2,309,221
		8,354,005
Marine Transportation - 0.5%
Matson, Inc.	20,270	1,798,354
Passenger Airlines - 0.2%
Allegiant Travel Co.	4,396	337,877
Joby Aviation, Inc. (a)(b)	14,530	93,719
Mesa Air Group, Inc. (a)	47,931	41,173
SkyWest, Inc. (a)	5,773	242,120
		714,889
Professional Services - 3.1%
Barrett Business Services, Inc.	15,108	1,363,346
Conduent, Inc. (a)	56,573	196,874
CRA International, Inc.	5,940	598,514
CSG Systems International, Inc.	38,197	1,952,631
ExlService Holdings, Inc. (a)	79,080	2,217,403
Heidrick & Struggles International, Inc.	18,088	452,562
Huron Consulting Group, Inc. (a)	11,605	1,208,777
Insperity, Inc.	1,347	131,467
TriNet Group, Inc. (a)	1,102	128,361
Ttec Holdings, Inc.	21,025	551,276
Upwork, Inc. (a)	136,759	1,553,582
		10,354,793
Trading Companies & Distributors - 1.7%
Alta Equipment Group, Inc.	9,930	119,756
Applied Industrial Technologies, Inc.	4,311	666,524
Beacon Roofing Supply, Inc. (a)	13,726	1,059,235
DXP Enterprises, Inc. (a)	6,568	229,486
Global Industrial Co.	22,303	747,151
H&E Equipment Services, Inc.	17,027	735,396
MRC Global, Inc. (a)	31,897	326,944
Rush Enterprises, Inc. Class A	25,893	1,057,211
Titan Machinery, Inc. (a)	3,469	92,206
Transcat, Inc. (a)	714	69,951
Veritiv Corp.	2,455	414,650
		5,518,510
TOTAL INDUSTRIALS		61,381,345
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 0.7%
CommScope Holding Co., Inc. (a)	315,827	1,061,179
Extreme Networks, Inc. (a)	39,521	956,803
Harmonic, Inc. (a)	23,983	230,956
		2,248,938
Electronic Equipment, Instruments & Components - 3.6%
Arlo Technologies, Inc. (a)	17,877	184,133
Badger Meter, Inc.	4,803	691,008
Belden, Inc.	25,431	2,455,363
Benchmark Electronics, Inc.	33,054	801,890
ePlus, Inc. (a)	1,656	105,189
Fabrinet (a)	11,753	1,958,285
FARO Technologies, Inc. (a)	14,707	223,988
Insight Enterprises, Inc. (a)	1,896	275,868
Itron, Inc. (a)	9,163	555,095
Kimball Electronics, Inc. (a)	41,131	1,126,167
Napco Security Technologies, Inc.	8,000	178,000
OSI Systems, Inc. (a)	4,950	584,298
PC Connection, Inc.	11,739	626,628
Sanmina Corp. (a)	40,256	2,185,096
ScanSource, Inc. (a)	6,002	181,921
		12,132,929
IT Services - 0.0%
Perficient, Inc. (a)	1,349	78,053
Semiconductors & Semiconductor Equipment - 2.4%
Axcelis Technologies, Inc. (a)	9,991	1,629,033
CEVA, Inc. (a)	5,114	99,160
Cohu, Inc. (a)	3,529	121,539
Diodes, Inc. (a)	14,283	1,126,072
Lattice Semiconductor Corp. (a)	19,145	1,645,130
MaxLinear, Inc. Class A (a)	41,025	912,806
PDF Solutions, Inc. (a)	45,705	1,480,842
Photronics, Inc. (a)	29,794	602,137
Rambus, Inc. (a)	7,258	404,924
		8,021,643
Software - 6.7%
8x8, Inc. (a)(b)	317,130	799,168
Aurora Innovation, Inc. (a)(b)	59,534	139,905
Blackbaud, Inc. (a)	13,922	978,995
BlackLine, Inc. (a)	19,923	1,105,129
Box, Inc. Class A (a)	17,505	423,796
CommVault Systems, Inc. (a)	24,359	1,646,912
Domo, Inc. Class B (a)	98,099	962,351
LivePerson, Inc. (a)	163,321	635,319
Liveramp Holdings, Inc. (a)	69,479	2,003,774
Pagerduty, Inc. (a)	74,971	1,686,098
Progress Software Corp.	16,229	853,321
PROS Holdings, Inc. (a)	17,055	590,444
Q2 Holdings, Inc. (a)	63,816	2,059,342
Qualys, Inc. (a)	16,717	2,550,178
Rapid7, Inc. (a)	14,716	673,698
SecureWorks Corp. (a)	18,453	114,593
Sprout Social, Inc. (a)	15,769	786,558
SPS Commerce, Inc. (a)	11,219	1,914,074
Tenable Holdings, Inc. (a)	19,842	888,922
Upland Software, Inc. (a)	19,729	91,148
Yext, Inc. (a)	91,555	579,543
Zuora, Inc. (a)	94,492	778,614
		22,261,882
Technology Hardware, Storage & Peripherals - 1.3%
IonQ, Inc. (a)(b)	35,566	529,222
Super Micro Computer, Inc. (a)	13,568	3,720,601
		4,249,823
TOTAL INFORMATION TECHNOLOGY		48,993,268
MATERIALS - 4.9%
Chemicals - 1.5%
AdvanSix, Inc.	2,738	85,097
American Vanguard Corp.	32,488	355,094
Balchem Corp.	1,417	175,765
Ecovyst, Inc. (a)	41,800	411,312
FutureFuel Corp.	21,799	156,299
H.B. Fuller Co.	13,159	902,839
Innospec, Inc.	10,875	1,111,425
Minerals Technologies, Inc.	19,738	1,080,853
Rayonier Advanced Materials, Inc. (a)	19,537	69,161
Sensient Technologies Corp.	11,990	701,175
		5,049,020
Construction Materials - 0.0%
Summit Materials, Inc.	1,319	41,074
Containers & Packaging - 0.5%
Greif, Inc. Class A	4,829	322,625
Myers Industries, Inc.	75,518	1,354,038
O-I Glass, Inc. (a)	5,069	84,804
		1,761,467
Metals & Mining - 2.7%
Arch Resources, Inc.	1,274	217,421
ATI, Inc. (a)	30,192	1,242,401
Carpenter Technology Corp.	30,169	2,027,658
Commercial Metals Co.	27,238	1,345,830
Constellium NV (a)	30,430	553,826
Materion Corp.	7,911	806,210
Olympic Steel, Inc.	1,522	85,552
Ryerson Holding Corp.	4,065	118,251
SunCoke Energy, Inc.	138,868	1,409,510
Worthington Industries, Inc.	20,152	1,245,797
		9,052,456
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	12,237	443,591
TOTAL MATERIALS		16,347,608
REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexanders, Inc.	1,250	227,788
American Assets Trust, Inc.	59,184	1,151,129
Ashford Hospitality Trust, Inc. (a)(b)	66,780	159,604
Community Healthcare Trust, Inc.	3,462	102,821
COPT Defense Properties (SBI)	33,471	797,614
EastGroup Properties, Inc.	9,101	1,515,590
Empire State Realty Trust, Inc.	72,253	580,914
Essential Properties Realty Trust, Inc.	23,714	512,934
Four Corners Property Trust, Inc.	80,209	1,779,838
Global Medical REIT, Inc.	64,657	579,973
Global Net Lease, Inc.	57,824	555,689
LXP Industrial Trust (REIT)	69,530	618,817
National Storage Affiliates Trust	6,862	217,800
NexPoint Residential Trust, Inc.	4,319	138,985
Phillips Edison & Co., Inc.	39,849	1,336,535
Retail Opportunity Investments Corp.	30,216	374,074
RLJ Lodging Trust	20,205	197,807
Ryman Hospitality Properties, Inc.	16,005	1,332,896
Tanger Factory Outlet Centers, Inc.	13,291	300,377
Terreno Realty Corp.	33,808	1,920,294
Universal Health Realty Income Trust (SBI)	9,408	380,365
Veris Residential, Inc.	6,254	103,191
		14,885,035
Real Estate Management & Development - 0.1%
Anywhere Real Estate, Inc. (a)	63,283	406,910
Opendoor Technologies, Inc. (a)	36,211	95,597
		502,507
TOTAL REAL ESTATE		15,387,542
UTILITIES - 1.6%
Electric Utilities - 0.6%
Allete, Inc.	14,769	779,803
MGE Energy, Inc.	9,496	650,571
PNM Resources, Inc.	3,080	137,399
Portland General Electric Co.	6,268	253,729
		1,821,502
Gas Utilities - 0.2%
New Jersey Resources Corp.	13,534	549,886
Independent Power and Renewable Electricity Producers - 0.4%
Altus Power, Inc. Class A (a)(b)	129,215	678,379
Clearway Energy, Inc.:
Class A	17,712	352,823
Class C	17,210	364,164
		1,395,366
Multi-Utilities - 0.1%
Black Hills Corp.	4,909	248,346
Water Utilities - 0.3%
American States Water Co.	11,831	930,863
Consolidated Water Co., Inc.	3,019	85,860
SJW Group	2,135	128,335
		1,145,058
TOTAL UTILITIES		5,160,158
TOTAL COMMON STOCKS (Cost $311,884,355)		321,746,831

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	11,538,266	11,540,573
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	13,851,441	13,852,826
TOTAL MONEY MARKET FUNDS (Cost $25,393,399)		25,393,399

TOTAL INVESTMENT IN SECURITIES - 104.1% (Cost $337,277,754)	347,140,230
NET OTHER ASSETS (LIABILITIES) - (4.1)% (f)	(13,522,571)
NET ASSETS - 100.0%	333,617,659

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	127	Dec 2023	11,421,110	(332,039)	(332,039)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $849,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	7,105,388	59,580,691	55,145,506	382,672	-	-	11,540,573	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,738,102	70,808,859	75,694,135	46,223	-	-	13,852,826	0.1%
Total	25,843,490	130,389,550	130,839,641	428,895	-	-	25,393,399

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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